CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018
Consolidated Statements Of Operations
Revenues		$ 1,128	$ 5,140	$ 16,771
Cost of revenues		30,063	3,983	81,025
Net margin		(28,935)	1,157	(64,254)
Operating expenses
Advertising				61,812
Consulting fees				72,349
General and administrative	13,476	50,702	15,054	56,951
Insurance		38,749
Professional fees		73,212	8,765	133,822
Travel				46,930
Total operating expenses	13,476	162,663	23,819	371,864
Net loss from operations	(13,476)	(191,598)	(22,662)	(436,118)
Other income (expense)
Interest expense		123	105	(1,517)
Gain on change in fair value of derivative liability		(100,313)		136,123
Equity issuance costs				(674,012)
Total other income (expense)		(100,190)	105	(539,406)
Net loss	$ (13,476)	$ (91,408)	$ (22,767)	$ (975,524)
Net loss per common share, basic and diluted	$ 0.00	$ 0	$ 0	$ (0.01)
Weighted average common shares outstanding, basic and diluted	62,637,500	132,637,500	102,644,407	125,158,048